Trade payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade payables
Schedule of fair value of trade payables

	At December 31,
	2020	2019
Non-current
Trade payable with suppliers	9,162	798
	9,162	798
Current
Trade payables with suppliers	146,907	145,740
Trade payables with related parties (Note 27)	3,945	3,017
	150,852	148,757